STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Statement Information [Abstract]
Schedule of other inflows (outflows) of cash	Other inflows (outflows) of cash:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Restricted Advances	—	—	20,572
Bank commissions, taxes paid and other	(7,129)	(3,355)	(2,173)
Taxes on financial transactions	(12,136)	(10,563)	(6,803)
Guarantees	1,371	73,074	4,406
Judicial deposits	7,761	54,356	(16,349)
Fuel derivatives and currency	6,268	31,853	30,413
Derivative margin guarantees	466	10,902	(2,559)
Payment for derivatives premiums	(44,485)	(43,902)	(47,853)
Insurance recovery	—	9,788	—
Total Other inflows (outflows) Operation activities	(47,884)	122,153	(20,346)

Recoveries of credits and Guarantee deposit received from the sale of assets	62,018	34,469	48,258
Insurance recovery	—	—	11,000
Total Other inflows (outflows) Investment activities	62,018	34,469	59,258

Interest rate derivatives	2,204	1,456	15,934
Costs associated with financing	(85,855)	—	—
Taxes on financial transactions	—	—	(4,529)
Others recovery	—	510	—
Expenses for shares buybacks	(587)	—	—
Withholding tax	(7,287)	(11,689)	—
Debt-related legal advice	—	(64,146)	—
Total Other inflows (outflows) Financing activities	(91,525)	(73,869)	11,405

Schedule of dividends paid	Dividends:

	For the year ended at December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$

Latam Airlines Group S.A.	(604,877)	(174,549)	—
Transportes Aéreos del Mercosur S.A. (*)	(304)	(289)	—
Total dividends paid	(605,181)	(174,838)	—

(*) Dividends paid to minority shareholders

Schedule of liabilities arising from financing activities	Reconciliation of liabilities arising from financing activities:

		Cash flows			Non cash-Flow Movements
	As of December 31, 2024	Obtainment	Payment		Interest accrued and others	Reclassifications	As of December 31, 2025
		Capital (*)	Capital (**)	Interests
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Guaranteed obligations	374,043	319,500	(37,648)	(29,158)	30,898	—	657,635
Other guaranteed obligations	374,751	239,520	(43,681)	(39,685)	40,294	—	571,199
Obligation with the public	2,239,303	790,120	(700,000)	(181,554)	232,450	(2,541)	2,377,778
Financial leases	799,773	—	(241,743)	(39,181)	158,667	11,537	689,053
Lease liability	3,362,581	—	(463,358)	(311,162)	1,213,962	(9,162)	3,792,861
Total Obligations with financial institutions	7,150,451	1,349,140	(1,486,430)	(600,740)	1,676,271	(166)	8,088,526

		Cash flows				Non cash-Flow Movements
	As of December 31, 2023	Obtainment	Payment			Interest accrued and others	As of December 31, 2024
		Capital (*)	Capital (**)	Interests	Other flow
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Bank loans	1,029,434	—	(1,089,000)	(167,026)	—	226,592	—
Guaranteed obligations	303,922	99,000	(28,938)	(19,908)	—	19,967	374,043
Other guaranteed obligations	430,350	272,112	(330,870)	(39,066)	—	42,225	374,751
Obligation with the public	1,302,838	1,378,948	(450,000)	(156,862)	(10,870)	175,249	2,239,303
Financial leases	901,546	—	(105,734)	(46,596)	—	50,557	799,773
Other loans	104	—	—	—	—	(104)	—
Lease liability	2,967,994	—	(344,038)	(288,176)	—	1,026,801	3,362,581
Total Obligations with financial institutions	6,936,188	1,750,060	(2,348,580)	(717,634)	(10,870)	1,541,287	7,150,451

		Cash flows		Non cash-Flow Movements
	As of December 31, 2022	Payment		Interest accrued and others	Reclassifications	As of December 31, 2023
		Capital (**)	Interests
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Bank loans	1,385,995	(81,952)	(153,791)	189,272	(310,090)	1,029,434
Guaranteed obligations	325,061	(19,726)	(20,309)	20,686	(1,790)	303,922
Other guaranteed obligations	474,304	(56,519)	(42,283)	43,037	11,811	430,350
Obligation with the public	1,289,799	—	(155,655)	168,694	—	1,302,838
Financial leases	1,088,239	(183,374)	(48,272)	58,076	(13,123)	901,546
Other loans	2,028	(434)	—	(70)	(1,420)	104
Lease liability	2,216,454	(225,358)	(173,924)	1,150,822	—	2,967,994
Total Obligations with financial institutions	6,781,880	(567,363)	(594,234)	1,630,517	(314,612)	6,936,188
(*) During the year 2025 the Company obtained ThUS$1,349,140 from long-term loans. For the year 2024, the Company obtained ThUS$1,750,060 amounts from long-term loans. During the year 2023, the Company did no obtain financing.

As of December 31, 2025, this financing is net of fee payments of ThUS$10,380. (ThUS$24,952 as of December 31, 2024). See note 18, numbers 3 and 4.
(**) As of December 31, 2025, under the cash flows from financing activities are presented loan repayments of ThUS$1,023,072 and payments of lease liabilities of ThUS$463,358 (ThUS$2,004,542 and ThUS$344,038, respectively as of December 31, 2024, ThUS$(342,005) and ThUS$(225,358), respectively as of December 31, 2023).

Schedule of obtained (payments) of flows related to financing
Below are the details obtained (payments) of flows related to financing:

	For the year ended December 31,
	2025			2024			2023
	Capital raising	Payments		Capital raising	Payments		Payments
Flow of		Capital	Interest		Capital	Interest	Capital	Interest
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Aircraft financing	559,020	(323,072)	(77,079)	99,000	(198,774)	(69,249)	(251,388)	(76,497)
Lease liability	—	(463,358)	(311,162)	—	(344,038)	(288,176)	(225,358)	(173,924)
Non-aircraft financing	790,120	(700,000)	(212,499)	1,651,060	(1,805,768)	(360,209)	(90,617)	(343,813)
Total obligations with Financial institutions	1,349,140	(1,486,430)	(600,740)	1,750,060	(2,348,580)	(717,634)	(567,363)	(594,234)

Schedule of statement of consolidated cash flow
Corresponds to the cash flows associated with aircraft and engines purchases, which are included in the statement of consolidated cash flows, within investing activities.

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Increases (payments)	(252,665)	(219,010)	(142,782)
Recoveries	87,442	34,379	215,362
Total cash flows	(165,223)	(184,631)	72,580

Schedule of property, plant and equipment and intangibles	Additions of property, plant and equipment and Intangibles

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equipment	1,775,818	1,325,463	795,787
Additions associated with maintenance	449,502	358,475	337,126
Other additions	1,326,316	966,988	458,661
Purchases of intangible assets	104,483	94,412	68,052
Other additions	104,483	94,412	68,052

Schedule of consolidated statement of cash flow	The net effect of the application of hyperinflation in the consolidated cash flow statement corresponds to:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Net cash flows from (used in) operating activities	518	6,256	(47,569)
Net cash flows from (used in) investment activities	20	819	3,661
Effects of variation in the exchange rate on cash and cash equivalents	(538)	(7,075)	43,908
Net increase (decrease) in cash and cash equivalents	—	—	—